INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

Inventories as of March 31, 2011 and 2012 comprised the following:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Finished goods	¥91,059	¥108,875	$1,327,744
Work in process	2,551	2,266	27,634
Raw materials	16,985	18,430	224,756

Total	¥110,595	¥129,571	$1,580,134